Stock Option and bonus plans (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Sep. 07, 2005	Mar. 23, 2005
Stock Option And Bonus Plans Details Narrative
Stock Bonus Plan authorized issuance of shares				500,000
Stock Option Plan authoried issuance of shares					850,000
Compensation expense	$ 801	$ 0	$ 0